Basis of Presentation and Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016
Basis of Presentation and Significant Accounting Policies
Goodwill	$ 56,626		$ 26,747
Other liabilities	$ 99,813		$ 86,163
Reclassification adjustments | Adjustment in consolidated balance sheets for prior period deferred tax liability incorrectly omitted
Basis of Presentation and Significant Accounting Policies
Goodwill		$ 4,900
Other liabilities		$ 4,900